Security Income Fund
One Security Benefit Place
Topeka, Kansas 66636-0001

Supplement Dated July 25, 2008
to Prospectus Dated May 1, 2008

The reorganization of Income Opportunity Fund into the High Yield Fund became effective July 25, 2008. All references to the Income Opportunity Fund in the Prospectus are hereby deleted.

Please Retain This Supplement For Future Reference

Security Income Fund
One Security Benefit Place
Topeka, Kansas 66636-0001

Supplement Dated July 25, 2008
to the Statement of Additional Information Dated May 1, 2008

The reorganization of Income Opportunity Fund into the High Yield Fund became effective July 25, 2008. All references to the Income Opportunity Fund in the Statement of Additional Information are hereby deleted.

Please Retain This Supplement For Future Reference